Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from Operating Activities
Loss for the Year	€ (62,800)	€ (223,777)	€ (11,402)
Adjustments for:
Amortisation and depreciation	18,890	8,483	2,379
Expected credit loss for trade and other receivables	3,873	479	134
Impairments of inventories	1,575	311
Impairments of financial assets	1,411
Fair value change of financial instruments		(60)
Others impairments and losses	0		281
Change in provisions	1,737	730	134
Government grants	(718)	(712)
Financial income	(2,307)	(155)	(6)
Financial expenses	6,743	32,067	1,011
Change in fair value of derivative warrant liabilities	(80,748)	68,954
Share listing expense		72,172
Exchange differences	3,618	(1,026)	70
Income tax credit	(4,926)	(1,807)	(910)
Credit insurance warranty			145
Share based payments expense	32,625	2,455	2,781
Share of loss of equity accounted associates	330		253
Proceeds from government grants	479	233
Others paid		(59)
Changes in
- inventories	(73,622)	(20,556)	(2,952)
- trade and other financial receivables	(11,801)	(25,513)	(6,029)
- other assets	7,297	(10,772)	(336)
- trade and other financial payables	21,723	28,552	2,676
- other non-current assets and liabilities		131	(41)
- contract liabilities	329	239	183
Net cash used in operating activities	(136,292)	(69,631)	(11,629)
Cash flows from Investing Activities
Investment in equity-accounted investees	(714)
Loans granted to equity-accounted investees	(140)	(777)	(474)
Acquisition of intangible assets	(27,384)	(19,633)	(14,643)
Acquisition of property, plant and equipment	(37,795)	(10,704)	(4,140)
Acquisition of financial assets at amortized costs		(247)
Acquisition of financial assets at fair value through profit or loss	(12,450)	(57,344)
Other financial assets, net		(690)	(113)
Proceeds from sale of intangible assets		58
Proceeds from sale of property, plant and equipment		80
Proceeds from sale of financial assets at amortized costs		117
Proceeds from sale of financial assets at fair value through profit or loss	64,994	813
Proceeds from sale of financial assets at fair value through other comprehensive income		30
Interest received			6
Acquisition of subsidiaries, net of cash acquired	(470)		46
Net cash used in investing activities	(13,959)	(88,297)	(19,318)
Cash flows from Financing Activities
Proceeds from issuing equity instruments	0		11,013
Issuance Costs		(17,397)
Purchase of share-based payments plan		(312)
Proceeds from borrowings		124
Proceeds from loans	291,204	204,677	37,013
Proceeds from convertible bonds		34,550	25,880
Repayments of loans	(218,902)	(176,323)	(26,119)
Repayments of related parties loans	(42)	(87)
Interest paid of convertible bonds	(223)	(997)
Payment of principal portion of lease liabilities	(2,191)	(828)	(467)
Payment of interest on lease liabilities	(1,267)	(631)	(107)
Payment of put option liabilities		(2,875)
Interest and bank fees paid	(3,199)	(3,047)	(462)
Other payments		(297)	(6)
Net cash from financing activities	111,747	246,925	46,745
Net increase in cash and cash equivalents	(38,504)	88,997	15,798
Cash and cash equivalents at beginning of year	113,865	22,338	6,448
Exchange gains/(losses)	7,947	2,530	92
Cash and cash equivalents at 31 December	83,308	113,865	€ 22,338
PIPE Financing [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	41,726	95,860
Kensington Shareholders [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments		114,015
Warrants Conversion And Other [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	€ 4,641	€ 493